TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Trade Receivables
Trade accounts receivables are stated net of a provision for doubtful accounts and credit loss allowance.

(in thousands of $)	2021	2020	2019
Trade accounts receivable	29,135	22,904	46,229
Provision for doubtful accounts	(253)	(165)	(594)
Allowance for expected credit losses	(44)	(35)	—
Total trade accounts receivable, net	28,838	22,704	45,635

Schedule of Changes in Allowance For Doubtful Accounts	Movements in the provision for doubtful accounts in the three years ended December 31, 2021 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2018	337
Additions charged to income	594
Deductions credited to trade receivables	(337)
Balance as of December 31, 2019	594
Additions charged to income	165
Deductions credited to trade receivables	(594)
Balance as of December 31, 2020	165
Additions charged to income	253
Deductions credited to trade receivables	(165)
Balance as of December 31, 2021	253